Accounts Receivables, net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Allowance for credit losses expense	$ 194,363	$ 189,313
Allowance for credit losses expense	$ 194,363	$ 189,313